Financial assets at fair value through profit or loss (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Wealth Management Products [Member] | Bottom of range [member]
Financial assets at fair value through profit or loss
Investment in securities floating interest rate	1.40%		1.40%
Wealth Management Products [Member] | Top of range [member]
Financial assets at fair value through profit or loss
Investment in securities floating interest rate	3.76%		3.03%
Equity security
Financial assets at fair value through profit or loss
Payment to acquire financial assets at fair value through profit or loss		¥ 14
Other Investments [Member]
Financial assets at fair value through profit or loss
Percentage of other equity interests		30.00%
Payment to acquire financial assets at fair value through profit or loss	¥ 29	¥ 19